Acquisitions and Merger	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Sunrise Merger and Jupiter Acquisition
Acquisitions and Merger

On April 30, 2014, the Partnership, its general partner, EQM Gathering Opco, LLC (EQM Gathering), a wholly owned subsidiary of the Partnership, and EQT Gathering entered into a contribution agreement (Contribution Agreement) pursuant to which, on May 7, 2014, EQT Gathering contributed to EQM Gathering certain assets constituting the Jupiter natural gas gathering system (Jupiter Acquisition). The aggregate consideration paid by the Partnership to EQT in connection with the Jupiter Acquisition was approximately $1,180 million, consisting of a $1,121 million cash payment and issuance of 516,050 common units and 262,828 general partner units of the Partnership. The cash portion of the purchase price was funded with the net proceeds from an equity offering of common units and borrowings under the Partnership’s credit facility.

On July 15, 2013, the Partnership and Equitrans entered into an Agreement and Plan of Merger with EQT and Sunrise, a wholly owned subsidiary of EQT and the owner of the Sunrise Pipeline. Effective July 22, 2013,     Sunrise merged with and into Equitrans, with Equitrans continuing as the surviving company (Sunrise Merger).  Upon closing, the Partnership paid EQT consideration of $540 million, consisting of a $507.5 million cash payment, 479,184 Partnership common units and 267,942 Partnership general partner units. Prior to the Sunrise Merger, Equitrans entered into a precedent agreement with a third party for firm transportation service on the Sunrise Pipeline over a twenty-year term (the Precedent Agreement).  Pursuant to the Agreement and Plan of Merger, following the effectiveness of the transportation agreement contemplated by the Precedent Agreement in December 2013, the Partnership was obligated to pay additional consideration of $110 million to EQT in January 2014.

Jupiter and Sunrise were businesses and the Jupiter Acquisition and Sunrise Merger were transactions between entities under common control; therefore, the Partnership recorded the assets and liabilities of Jupiter and Sunrise at their carrying amounts to EQT on the date of the respective transactions. The difference between EQT’s net carrying amount and the total consideration paid to EQT was recorded as a capital transaction with EQT, which resulted in a reduction in partners’ capital. This portion of the consideration was recorded in financing activities in the combined statements of cash flows. The Partnership recast its combined financial statements to retrospectively reflect the Jupiter Acquisition and Sunrise Merger as if the entities were owned for all periods presented; however, the combined financial statements are not necessarily indicative of the results of operations that would have occurred if the Partnership had owned them during the periods reported.

Prior to the Sunrise Merger, the Partnership operated the Sunrise Pipeline as part of its transmission and storage system under a lease agreement with EQT. The lease was a capital lease under GAAP; therefore, revenues and expenses associated with Sunrise were included in the Partnership’s historical combined financial statements and the Sunrise Pipeline was depreciated over the lease term of 15 years. Effective as of the closing of the Sunrise Merger on July 22, 2013, the lease agreement was terminated. As a result, the recast of the combined financial statements for the Sunrise Merger included recasting depreciation expense recognized for the periods prior to the merger to reflect the pipeline’s useful life of 40 years. The decrease in depreciation expense and interest expense associated with the capital lease increased previously reported net income for the year ended December 31, 2012 and the first six months of 2013. In addition, because the effect of the recast of the financial statements resulted in the elimination of the capital lease obligation from the Partnership to Sunrise, which was essentially equal to the carrying value of the net assets acquired with the Sunrise Merger, the consideration paid was recorded in financing activities in the combined statements of cash flows.

On March 10, 2015, the Partnership entered into a contribution and sale agreement (Contribution Agreement) pursuant to which, on March 17, 2015, EQT contributed NWV Gathering to EQM Gathering (the NWV Gathering Acquisition). The Partnership paid total consideration of $925.7 million to EQT, consisting of approximately $873.2 million in cash, 511,973 common units of the Partnership and 178,816 general partner units of the Partnership. The cash portion of the purchase price was funded with net proceeds from an equity offering and borrowings under the Partnership's credit facility.

The Contribution Agreement also contemplated the sale to the Partnership of a preferred interest in EQT Energy Supply, LLC, a wholly owned subsidiary of EQT that generates revenue from services provided to a local distribution company. This sale is expected to occur by April 16, 2015 and is subject to customary closing conditions under the Contribution Agreement, in addition to the condition that EQT obtain consent from the requisite note holders under, or pay off all obligations with respect to, an existing note purchase agreement related to approximately $6 million of outstanding indebtedness. The consideration to be paid by the Partnership to EQT in connection with the acquisition of the preferred interest in EQT Energy Supply, LLC is approximately $124.3 million.

On March 30, 2015, the Partnership assumed 100% of the membership interests in MVP Holdco, LLC (MVP Holdco), a indirect wholly owned subsidiary of EQT that owns an approximately 55% interest (the MVP Interest) in Mountain Valley Pipeline, LLC (MVP Joint Venture) for approximately $54.2 million (MVP Interest Acquisition), which represents the Partnership's reimbursement to EQT for 100% of the capital contributions made by EQT to the MVP Joint Venture as of March 30, 2015. The MVP Joint Venture plans to construct the Mountain Valley Pipeline (MVP) project, an estimated 300-mile natural gas interstate pipeline spanning from northern West Virginia to southern Virginia.  The MVP project is subject to FERC approval.  The voluntary pre-filing process with the FERC began in October 2014, and the pipeline is expected to be in-service during the fourth quarter of 2018. The Partnership will account for the MVP Interest beginning on the date it is assumed from EQT as an equity method investment as the Partnership does not control but does exert significant influence over the MVP Joint Venture.  EQT's investment in the MVP Joint Venture was approximately $9.3 million as of December 31, 2014.

NWV Gathering was a business and the related acquisition was a transaction between entities under common control. As a result, the Partnership recast its financial statements to retrospectively reflect this acquisition. The historical combined statements of operations for the years ended December 31, 2014, 2013 and 2012 have been recast to retrospectively reflect the NWV Gathering Acquisition, as presented below.

	Year Ended December 31, 2014
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$392,959	$83,588	$476,547
Operating expenses:
Operating and maintenance	45,434	9,842	55,276
Selling, general and administrative	37,190	11,315	48,505
Depreciation and amortization	36,599	9,455	46,054
Total operating expenses	119,223	30,612	149,835
Operating income	273,736	52,976	326,712
Other income	2,349	—	2,349
Interest expense	30,856	—	30,856
Income before income taxes	245,229	52,976	298,205
Income tax expense	12,456	19,249	31,705
Net income	$232,773	$33,727	$266,500

	Year Ended December 31, 2013
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$303,712	$50,289	$354,001
Operating expenses:
Operating and maintenance	35,578	7,149	42,727
Selling, general and administrative	29,101	6,473	35,574
Depreciation and amortization	25,924	4,982	30,906
Total operating expenses	90,603	18,604	109,207
Operating income	213,109	31,685	244,794
Other income	1,242	—	1,242
Interest expense	1,672	—	1,672
Income before income taxes	212,679	31,685	244,364
Income tax expense	41,572	13,001	54,573
Net income	$171,107	$18,684	$189,791

	Year Ended December 31, 2012
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$200,005	$36,288	$236,293
Operating expenses:
Operating and maintenance	34,250	4,459	38,709
Selling, general and administrative	21,202	3,776	24,978
Depreciation and amortization	19,531	2,475	22,006
Total operating expenses	74,983	10,710	85,693
Operating income	125,022	25,578	150,600
Other income	8,228	—	8,228
Interest expense	2,944	—	2,944
Income before income taxes	130,306	25,578	155,884
Income tax expense	36,065	9,603	45,668
Net income	$94,241	$15,975	$110,216

The historical combined balance sheets as of December 31, 2014 and 2013 have been recast to retrospectively reflect the NWV Gathering Acquisition, as presented below.

	December 31, 2014
	Previously Reported	NWV Gathering	Reclassifications	As Recast
ASSETS	(Thousands)
Current assets:
Cash and cash equivalents	$126,175	$—	$—	$126,175
Accounts receivable	16,492	—	—	16,492
Accounts receivable - affiliate	37,435	17,633	—	55,068
Deferred income taxes	—	840	(840)	—
Other current assets	870	—	840	1,710
Total current assets	180,972	18,473	—	199,445
Property, plant and equipment	1,423,490	398,313	—	1,821,803
Less: accumulated depreciation	(200,529)	(15,957)	—	(216,486)
Net property, plant and equipment	1,222,961	382,356	—	1,605,317
Other assets	18,057	—	—	18,057
Total assets	$1,421,990	$400,829	$—	$1,822,819

LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Accounts payable	$36,973	$6,812	$—	$43,785
Due to related party	33,013	—	329	33,342
Accrued interest	8,338	—	—	8,338
Taxes payable	—	149	(149)	—
Accrued liabilities	9,055	180	(180)	9,055
Total current liabilities	87,379	7,141	—	94,520
Deferred income taxes	—	78,583	—	78,583
Long-term debt	492,633	—	—	492,633
Lease obligation	143,828	—	—	143,828
Other long-term liabilities	7,111	—	—	7,111
Total liabilities	730,951	85,724	—	816,675
Partners’ capital:
Predecessor equity	—	315,105	—	315,105
Common units	1,647,910	—	—	1,647,910
Subordinated units	(929,374)	—	—	(929,374)
General partner interest	(27,497)	—	—	(27,497)
Total partners’ capital	691,039	315,105	—	1,006,144
Total liabilities and partners’ capital	$1,421,990	$400,829	$—	$1,822,819

	December 31, 2013
	Previously Reported	NWV Gathering	Reclassifications	As Recast
ASSETS	(Thousands)
Current assets:
Cash and cash equivalents	$18,363	$—	$—	$18,363
Accounts receivable	8,463	—	—	8,463
Accounts receivable - affiliate	23,620	4,990	—	28,610
Deferred income taxes	—	493	(493)	—
Other current assets	1,033	18,322	(17,829)	1,526
Total current assets	51,479	23,805	(18,322)	56,962
Property, plant and equipment	1,163,683	290,160	—	1,453,843
Less: accumulated depreciation	(168,740)	(7,675)	—	(176,415)
Net property, plant and equipment	994,943	282,485	—	1,277,428
Other assets	17,550	—	—	17,550
Total assets	$1,063,972	$306,290	$(18,322)	$1,351,940

LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Accounts payable	$8,634	$11,815	$—	$20,449
Due to related party	34,190	6,309	(18,322)	22,177
Sunrise Merger consideration payable to EQT	110,000	—	—	110,000
Accrued interest	3	—	—	3
Accrued liabilities	5,041	498	—	5,539
Total current liabilities	157,868	18,622	(18,322)	158,168
Deferred income taxes	39,840	59,136	—	98,976
Lease obligation	133,733	—	—	133,733
Other long-term liabilities	6,014	—	—	6,014
Total liabilities	337,455	77,758	(18,322)	396,891
Partners’ capital:
Predecessor equity	82,329	228,532	—	310,861
Common units	818,431	—	—	818,431
Subordinated units	(175,996)	—	—	(175,996)
General partner interest	1,753	—	—	1,753
Total partners’ capital	726,517	228,532	—	955,049
Total liabilities and partners’ capital	$1,063,972	$306,290	$(18,322)	$1,351,940